Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted earnings per share (shares in millions):

	FOR THE YEARS ENDED SEPTEMBER 30,
	2011	2010	2009
Numerator:
Net earnings for basic and dilutive earnings per share	$261.2	$403.0	$297.8
Denominator:
Weighted-average shares - basic	69.6	70.0	62.4
Effect of dilutive securities:
Stock options	0.2	0.2	0.4
Restricted stock equivalents	0.5	0.3	0.3
Total dilutive securities	0.7	0.5	0.7
Weighted-average shares - diluted	70.3	70.5	63.1
Basic net earnings per share	$3.75	$5.76	$4.77
Diluted net earnings per share	$3.72	$5.72	$4.72